Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended
	Mar. 07, 2019	Apr. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 01, 2015
Subsequent Event [Line Items]
Carrying value of goodwill			$ 58,331	$ 58,964
Intangible assets			1,021	$ 7,429
Shannon Systems
Subsequent Event [Line Items]
Carrying value of goodwill			33,200		$ 33,204
Intangible assets			$ 1,000
Subsequent Event | ProGrade Digital, Inc. (ProGrade)
Subsequent Event [Line Items]
Sale of equity interest, percentage approved		49.00%
Sale of equity interest, amount approved		$ 1,700
Dialog Semiconductor Plc [Member] | Subsequent Event
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses	$ 45,000